Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	1.30%
Annual Return 2016	2.88%
Annual Return 2017	23.89%
Annual Return 2018	(4.89%)
Annual Return 2019	30.08%
Annual Return 2020	33.61%
Annual Return 2021	24.63%
Annual Return 2022	(20.87%)
Annual Return 2023	29.07%
Annual Return 2024	25.52%